------------------------------------------------------------------




                                     ANCHOR
                                    GOLD AND
                                    CURRENCY
                                      TRUST



                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997
                                   (UNAUDITED)

------------------------------------------------------------------
                         ANCHOR GOLD AND CURRENCY TRUST
------------------------------------------------------------------


         CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 1997
                                   (Unaudited)

Assets:
Investments at quoted market value (cost $16,318,412);
 see Schedule of Investments, Notes 1, 2, & 5).......   $16,275,894
Cash ................................................     3,768,874
Dividends and interest receivable....................         7,636
Other assets.........................................       140,032
                                                        -----------
    Total assets.....................................    20,192,436
                                                        -----------

Liabilities:
Accrued expenses and other liabilities (Note 3)......        29,058
                                                        -----------
    Total liabilities................................        29,058
                                                        -----------

Net Assets:
Capital stock (9,829,269 shares of no par value stock
authorized, amount paid in on 3,688,612 shares
 outstanding) (Note 1)..............................     22,869,568
Accumulated overdistributed net investment income....     (829,215)
Accumulated realized loss from security transactions,
net..................................................   (1,834,457)
Net unrealized depreciation in value of investments
(Note 2).............................................      (42,518)
                                                        -----------
    Net assets (equivalent to $5.47 per share, based on
     3,688,612 capital shares outstanding)...........   $20,163,378
                                                        ===========

==================================================================
                         ANCHOR GOLD AND CURRENCY TRUST
==================================================================


               CONSOLIDATED STATEMENT OF OPERATIONS
                           JUNE 30, 1997
                             (Unaudited)


Income:
 Dividends...........................................   $  48,112
 Interest............................................     129,098
                                                        -----------
    Total income.....................................     177,210
                                                        -----------

Expenses:
 Management fees (Note 3)............................     80,877
 Pricing and bookkeeping fees (Note 4)...............     13,155
 Audit and accounting fees...........................      7,383
 Legal fees..........................................      6,961
 Custodian fees......................................      4,365
 Transfer fees (Note 4)..............................      1,990
 Trustees' fees and expenses.........................      1,488
 Other expenses......................................      4,121
                                                        -----------
    Total expenses...................................    120,340
         Fees paid indirectly (Note 5)...............       (597)
                                                        -----------
         Net expenses................................    119,743
                                                        -----------

Net investment income................................     57,467
                                                        -----------
Realized and unrealized loss on investments:
  Realized loss on investments-net...................   (1,537,885)
  Increase in net unrealized depreciation in investments(1,441,533)
                                                        -----------
    Net loss on investments..........................   (2,979,418)
                                                        ===========
Net decrease in net assets resulting from operations.  $(2,921,951)
                                                        ===========

==================================================================
                         ANCHOR GOLD AND CURRENCY TRUST
==================================================================


         CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS


                                           Six Months
                                             Ended       Year Ended
                                            June 30,     December 31,
                                              1997          1996
                                          (Unaudited)
                                         ------------------------------
From operations:
 Net investment loss..................... $    57,467 $  (142,863)
 Realized gain (loss) on investments, net (1,537,885)   1,164,985
  Increase in net unrealized
  appreciation (depreciation) in
investments.............................. (1,441,533)   1,091,163
                                          ------------ ------------
 Net increase (decrease) in
   net assets resulting from operations.. (2,921,951)   2,113,285
                                          ------------ ------------
Distributions to shareholders:
 From net investment income..............       --           --
                                          ------------ ------------
    Total distributions to shareholders..       --           --
                                          ------------ ------------

From capital share transactions:

                        Number of Shares
                          1997     1996
                       --------------------
 Proceeds from sale of
  shares..............     --        --         --           --
 Shares issued to
  shareholders in
  distributions
  reinvested..........     --        --         --           --
 Cost of shares
  redeemed............     --        --         --           --
                        ---------  --------   ---------   ----------
Decrease in net
  assets resulting
  from capital
  share transactions..     --        --         --           --
                       =========  =========   ---------   ----------

Net increase in net assets............... (2,921,951)   2,113,285
Net assets:
  Beginning of period.................... 23,085,329   20,972,044
                                          ============ ============
  End of period (including overdistributed
   net investment income of $829,215
      and $886,682, respectively)........ $20,163,378  $23,085,329
                                          ============ ============

==================================================================
                         ANCHOR GOLD AND CURRENCY TRUST
==================================================================


         CONSOLIDATED   SELECTED   PER  SHARE  DATA  AND  RATIOS
            (for  a  share outstanding throughout each period)

                      Six
                      Months
                      Ended
                      June 30,
                       1997           Year Ended December 31,
                    (Unaudited)   1996      1995     1994     1993
                      ----------------------------------------------
Investment income....  $(0.05)    $0.03    $0.04    $0.03     $0.02
Expenses, net........   (0.03)     0.07     0.06     0.09      0.06
                      --------  --------  -------  -------   -------
Net investment (loss).. 0.02     (0.04)   (0.02)   (0.06)    (0.04)
Net realized and
unrealized gain (loss)
on investments.......   (0.81)     0.61     0.11    (0.90)    2.16
Distributions to
shareholders:
  From net investment
  income.............    --        --       --       --        --
  From net realized
  gain on investments..  --        --       --       --        --
                       ------  --------  --------  --------  -------
Net increase
(decrease)in net
asset value........... (0.79)     0.57     0.09    (0.96)     2.12
 Net asset value:
 Beginning of period... 6.26      5.69     5.60     6.56      4.44
                      ===============================================
 End of period.......  $5.47     $6.26    $5.69    $5.60     $6.56
                      ===============================================
Ratio of expenses to
 average net assets...  1.10%     1.10%    1.10%    1.12%     1.13%
Ratio of net
investment (loss) to
average net assets...   0.53%    (0.60%)  (0.47%)  (0.68%)   (0.76%)
Portfolio turnover...   0.07      0.18     0.17     0.32      0.35
Number of shares out-
 standing at end of
 period.............. 3,688,612 3,688,612 3,688,612 3,688,612 4,164,416

==================================================================
                         ANCHOR GOLD AND CURRENCY TRUST
==================================================================


               CONSOLIDATED SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1997
                                   (Unaudited)
                                                          Value
 Quantity                                                (Note 1)
COMMON STOCKS -- 40.73%
         Gold/Silver Mining Stocks
 140,000 Aquiline Resources Incorporated................ $   61,600
  50,000 Cambior Incorporated...........................    557,500
  10,000 Canabrava Diamond Corporation..................     25,400
  45,000 Euro Nevada Mining Corporation Limited.........  1,368,900
  32,100 Franco Nevada Mining Corporation...............  1,606,605
  32,862 Freeport Mcmoran Copper & Gold Class A.........    881,129
  94,300 Golden Star Resources Limited..................    772,129
 160,000 Guyanor Ressources SA..........................    468,800
 220,000 Miramar Mining Corporation.....................    796,400
  71,000 Normandy Mining Ltd. ADR.......................    383,400
 109,200 Northern Orion Exploration Limited.............    392,028
  10,000 Southwestern Gold Corporation..................     63,400
 159,900 Universal Gold Limited.........................    663,585
 350,000 War Eagle Mining Company Incorporated..........    171,500
                                                           ----------
         Total common stocks (cost $7,754,855)..........   8,212,376
                                                           ----------

FOREIGN TIME DEPOSITS -- 32.39%
38,389,70French Franc, maturing 07/04/97, at 3.10%
 (cost $6,553,122)....................................   $ 6,530,088
                                                           ----------

PRECIOUS METALS -- 6.99%
         Bullion -- 6.16%
   3,704 Ounces gold bullion............................   1,243,463
         Coins -- 0.83%
     475 Canadian Maple Leafs...........................     166,582
                                                          ----------
         Total precious metals (cost $1,887,050)........   1,410,045
                                                          ----------
U.S. TREASURY BILLS -- 0.61%..
 125,000 Treasury Bill, 5.18% yield, maturing 8/28/97
         (at cost)......................................     123,385
                                                          ----------
         Total investments (cost $16,318,412)...........  16,275,894
                                                          ----------
CASH & OTHER ASSETS, LESS LIABILITIES -- 19.28%            3,887,484
                                                          ==========
         Total Net Assets............................... $20,163,378
                                                          ==========

==================================================================
                         ANCHOR GOLD AND CURRENCY TRUST
==================================================================


            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                            JUNE 30, 1997
                             (Unaudited)



1. Significant accounting policies:
   Anchor Gold and Currency Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at noon, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. The gold bullion is valued each day at noon based on the New York spot gold price. The gold coins are valued based on valuations published in the Wall Street Journal. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
   C. Capital  Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Principles of Consolidation-- The consolidated statements include the consolidated operations of Anchor Gold & Currency Limited of which the Trust owns all outstanding shares. Intercompany receivables, payables and transactions have been eliminated.

2. Tax basis of investments:
   At June 30,1997, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $1,925,880. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $1,968,398. Net unrealized appreciation in investments at June 30,1997 was $42,518.

==================================================================
                         ANCHOR GOLD AND CURRENCY TRUST
==================================================================


            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                            JUNE 30, 1997
                             (Unaudited)

                             (Continued)

3. Investment advisory service agreements:
   The investment advisory contract with Anchor Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At June 30,1997, investment advisory fees of $13,207 were due which were included in "Accrued expenses and other liabilities" in the accompanying Consolidated Statement of Assets and Liabilities. David Y.
   Williams, a Trustee of the Trust, is President and a Director of the Investment Adviser.
4. Certain transactions:
   Anchor Investment Management Corporation provides transfer agent services for the Trust. Fees earned by Anchor Investment Management Corporation for transfer agent services for the six months ended June 30, 1997 were $1,990. Certain officers and trustees of the Trust are directors and/or officers of the investment adviser and distributor. Meeschaert & Co., Inc. the Trust's distributor received $27,197 in brokerage commissions during the six months ended June 30, 1997. Fees earned by Anchor Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the six months ended June 30, 1997 were $13,155. For the six months ended June 30, 1997 the total expense increase, as shown in the statement of operations, is $597 as a result of an expense offset arrangement with its custodian, Investors Bank & Trust Company. The Trust could have invested the assets used by the custodian in an income producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In addition, the expense ratios in the Selected Per Share Data and ratios are based on the total expenses, which include amounts that would have been paid in lieu of an expense offset arrangement
5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 1997 were:
    Cost of securities acquired:
      U.S. Government and investments backed by
    such securities                               $  7,624,279
      Other investments.......................      74,408,023
                                                  =============
                                                  $ 82,032,302
                                                  =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
    such securities                               $  7,500,894
      Other investments.......................      72,282,217
                                                  =============
                                                  $ 79,783,111
                                                  =============

==================================================================
                         ANCHOR GOLD AND CURRENCY TRUST
==================================================================


                              OFFICERS AND TRUSTEES


DAVID W.C. PUTNAM                            Chairman
Chairman, Board of Directors, F.L. Putnam    and Trustee
Investment Management Corporation
President and Director, F.L. Putnam
Securities Company Incorporated


J. STEPHEN PUTNAM                            Vice President and
President, Robert Thomas Securities          Treasurer


SPENCER H. LE MENAGER                        Secretary
President, Equity Inc.                       and Trustee


MAURICE A. DONAHUE                           Trustee
Director and Professor, Institute for
Governmental Services and
Walsh-Saltonstall Professor of Practical
Politics, University of Massachusetts


DAVID Y. WILLIAMS                            President
President and Director, Meeschaert & Co.,    and Trustee
Inc., President and Director,
Anchor Investment Management Corporation

==================================================================
                         ANCHOR GOLD AND CURRENCY TRUST
==================================================================


              INVESTMENT ADVISER AND TRANSFER AGENT
            Anchor Investment Management Corporation
        2717 Furlong Rd., Doylestown, Pennsylvania 18901
                         (215) 794-2980

                            DISTRIBUTOR
                        Meeschaert & Co., Inc.
        2717 Furlong Rd., Doylestown, Pennsylvania 18901

                             CUSTODIAN
                      Investors Bank & Trust Company
            89 South Street, Boston, Massachusetts 02111

                    INDEPENDENT PUBLIC ACCOUNTANT
                        Livingston & Haynes, P.C.
           40 Grove St., Wellesley, Massachusetts 02181

                           LEGAL COUNSEL
             Yukevich, Blume, Marchetti & Zangrilli
       One Gateway Center, Pittsburgh, Pennsylvania 15222